Comparative Figures	12 Months Ended
Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Comparative Figures
COMPARATIVE FIGURES

The Corporation revised a line item within the financing activities section of its Statement of Cash Flow for the year ended December 31, 2016 to correct an immaterial error in the presentation of credit facility borrowings. The Corporation evaluated the error and determined that there was no impact to its results of operations or financial position in previously issued financial statements and that the impact was not material to its cash flows in previously issued financial statements. The correction resulted in $169 million, which was previously reported within Net Repayments and Borrowings under Committed Credit Facilities, being reported on a gross basis, with $668 million reported as Borrowings under Committed Credit Facilities and $499 million being reported as Repayments under Committed Credit Facilities. The correction did not change the total cash from financing activities.